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                             Vinson & Elkins L.L.P.
                          666 Fifth Avenue, 26th Floor
                               New York, NY 10103

May 3, 2005


VIA EDGAR TRANSMISSION
---------------------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Registration Statement on Form S-1

Ladies and Gentlemen:

     We are transmitting via electronic transmission for filing under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-1 (the "Registration Statement") relating to the initial public offering of shares of common stock of Quintana Maritime Limited, a Marshall Islands corporation.

     The amount of $35,310 was transmitted by wire transfer of same-day funds on April 28, 2005 to the Securities and Exchange Commission's account at Mellon Bank.

     Please contact me or my colleague, James J. Fox, at 212-237-0000 if you require further information or have any questions. Thank you.

                                                Very truly yours,


                                                /s/ Allan D. Reiss